UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22424
Global Macro Absolute Return Advantage Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Portfolio of Investments (unaudited)

Foreign Government Bonds — 21.2%

		Principal
Security		Amount	Value

Chile — 3.6%

Government of Chile, 3.00%, 1/1/15(1)	CLP	3,689,984,300	$8,146,815
Government of Chile, 6.00%, 1/1/18	CLP	5,445,000,000	11,695,206
Government of Chile, 6.00%, 3/1/18	CLP	4,975,000,000	10,688,822

Total Chile			$30,530,843

Colombia — 2.4%

Titulos De Tesoreria B, 9.25%, 8/15/12	COP	2,270,700,000	$1,357,059
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	33,659,000,000	19,145,837

Total Colombia			$20,502,896

Georgia — 0.4%

Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	3,100,000	$3,100,000

Total Georgia			$3,100,000

Philippines — 1.1%

Philippine Government International Bond, 6.25%, 1/14/36	PHP	417,000,000	$9,424,074

Total Philippines			$9,424,074

Serbia — 6.3%

Serbia Treasury Bill, 0.00%, 9/6/12	RSD	2,967,000	$37,665,877
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000	15,816,192

Total Serbia			$53,482,069

South Africa — 2.2%

Republic of South Africa, 2.50%, 1/31/17(1)	ZAR	33,603,884	$5,327,718
Republic of South Africa, 2.60%, 3/31/28(1)	ZAR	27,431,282	4,126,601
Republic of South Africa, 2.75%, 1/31/22(1)	ZAR	56,576,829	8,679,997
Republic of South Africa, 5.50%, 12/7/23(1)	ZAR	4,982,444	992,542

Total South Africa			$19,126,858

Sri Lanka — 0.1%

Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	1,040,000	$1,049,152

Total Sri Lanka			$1,049,152

Turkey — 2.8%

Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	23,690,500	$15,879,332
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	11,302,234	8,217,713

Total Turkey			$24,097,045

Venezuela — 2.3%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	28,233,000	$16,163,393
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	4,816,900	3,282,717

Total Venezuela			$19,446,110

Total Foreign Government Bonds
(identified cost $169,993,894)			$180,759,047

Precious Metals — 3.9%

Description		Troy Ounces	Value

Platinum(4)		17,693	$33,112,502

Total Precious Metals
(identified cost $31,063,099)			$33,112,502

Put Options Purchased — 0.1%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value

KOSPI 200 Index	27,745,000	KRW	205	10/13/11	$14,443
KOSPI 200 Index	78,814,000	KRW	235	2/9/12	271,996
KOSPI 200 Index	27,745,000	KRW	200	10/11/12	89,191
KOSPI 200 Index	66,800,000	KRW	200	12/13/12	243,517
Light Sweet Crude Oil Future 12/11	6	USD	80	11/15/11	5,280

Total Put Options Purchased
(identified cost $1,916,045)					$624,427

Short-Term Investments — 69.0%

Foreign Government Securities — 60.3%

		Principal
		Amount
Security		(000’s omitted)	Value

Brazil — 1.2%

Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	16,400	$10,217,527

Total Brazil			$10,217,527

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Portfolio of Investments (unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Colombia — 0.1%

Titulos De Tesoreria B, 0.00%, 4/26/12	COP	2,121,400	$1,144,130

Total Colombia			$1,144,130

Croatia — 1.5%

Croatia Treasury Bill, 0.00%, 9/8/11	EUR	8,707	$12,785,001

Total Croatia			$12,785,001

Georgia — 0.8%

Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	1,500	$1,500,000
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	1,800	1,800,000
Bank of Georgia Promissory Note, 7.00%, 4/9/12	USD	1,800	1,800,000
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,850	1,850,000

Total Georgia			$6,950,000

Hong Kong — 4.6%

Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	11,000	$1,416,323
Hong Kong Treasury Bill, 0.00%, 5/25/11	HKD	12,500	1,609,451
Hong Kong Treasury Bill, 0.00%, 6/1/11	HKD	10,500	1,351,907
Hong Kong Treasury Bill, 0.00%, 6/22/11	HKD	20,000	2,574,505
Hong Kong Treasury Bill, 0.00%, 6/29/11	HKD	7,000	901,040
Hong Kong Treasury Bill, 0.00%, 7/6/11	HKD	10,000	1,287,178
Hong Kong Treasury Bill, 0.00%, 7/13/11	HKD	20,000	2,574,945
Hong Kong Treasury Bill, 0.00%, 7/13/11	HKD	12,500	1,608,871
Hong Kong Treasury Bill, 0.00%, 7/20/11	HKD	15,000	1,930,568
Hong Kong Treasury Bill, 0.00%, 7/27/11	HKD	14,000	1,802,917
Hong Kong Treasury Bill, 0.00%, 7/27/11	HKD	12,500	1,608,779
Hong Kong Treasury Bill, 0.00%, 8/3/11	HKD	30,500	3,925,271
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	59,500	7,657,201
Hong Kong Treasury Bill, 0.00%, 8/17/11	HKD	31,500	4,053,781
Hong Kong Treasury Bill, 0.00%, 9/7/11	HKD	40,500	5,217,764

Total Hong Kong			$39,520,501

Indonesia — 2.7%

Indonesia Treasury Bill, 0.00%, 5/5/11	IDR	23,122,000	$2,698,928
Indonesia Treasury Bill, 0.00%, 6/9/11	IDR	26,345,000	3,057,356
Indonesia Treasury Bill, 0.00%, 6/23/11	IDR	15,558,000	1,801,029
Indonesia Treasury Bill, 0.00%, 7/6/11	IDR	51,836,000	5,990,104
Indonesia Treasury Bill, 0.00%, 7/7/11	IDR	12,331,000	1,427,291
Indonesia Treasury Bill, 0.00%, 7/20/11	IDR	47,079,000	5,436,149
Indonesia Treasury Bill, 0.00%, 8/11/11	IDR	22,779,000	2,627,780

Total Indonesia			$23,038,637

Israel — 4.4%

Israel Treasury Bill, 0.00%, 6/1/11	ILS	13,893	$4,099,874
Israel Treasury Bill, 0.00%, 9/7/11	ILS	9,369	2,744,110
Israel Treasury Bill, 0.00%, 2/29/12	ILS	106,955	30,767,855

Total Israel			$37,611,839

Kazakhstan — 7.7%

Kazakhstan National Bank, 0.00%, 5/13/11	KZT	990,000	$6,787,272
Kazakhstan National Bank, 0.00%, 5/27/11	KZT	1,109,120	7,602,113
Kazakhstan National Bank, 0.00%, 6/3/11	KZT	100,730	690,318
Kazakhstan National Bank, 0.00%, 6/10/11	KZT	84,082	576,135
Kazakhstan National Bank, 0.00%, 7/8/11	KZT	749,805	5,133,595
Kazakhstan National Bank, 0.00%, 7/15/11	KZT	298,137	2,040,726
Kazakhstan National Bank, 0.00%, 7/22/11	KZT	642,920	4,399,639
Kazakhstan National Bank, 0.00%, 7/29/11	KZT	1,528,725	10,458,561
Kazakhstan National Bank, 0.00%, 8/5/11	KZT	201,668	1,379,296
Kazakhstan National Bank, 0.00%, 8/19/11	KZT	2,039,000	13,936,953
Kazakhstan National Bank, 0.00%, 9/30/11	KZT	1,867,699	12,737,775
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	17,124	115,876

Total Kazakhstan			$65,858,259

Malaysia — 14.0%

Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	28,344	$9,563,559
Malaysia Treasury Bill, 0.00%, 5/18/11	MYR	44,234	14,917,017
Malaysia Treasury Bill, 0.00%, 5/24/11	MYR	28,603	9,641,284
Malaysia Treasury Bill, 0.00%, 5/26/11	MYR	37,903	12,774,074
Malaysia Treasury Bill, 0.00%, 6/2/11	MYR	37,651	12,682,250
Malaysia Treasury Bill, 0.00%, 6/16/11	MYR	49,137	16,531,862
Malaysia Treasury Bill, 0.00%, 6/30/11	MYR	4,316	1,450,323
Malaysia Treasury Bill, 0.00%, 7/14/11	MYR	53,176	17,857,009
Malaysia Treasury Bill, 0.00%, 7/21/11	MYR	6,006	2,015,405
Malaysia Treasury Bill, 0.00%, 7/28/11	MYR	9,443	3,166,855
Malaysia Treasury Bill, 0.00%, 8/16/11	MYR	4,461	1,493,712
Malaysia Treasury Bill, 0.00%, 8/23/11	MYR	12,214	4,088,485
Malaysia Treasury Bill, 0.00%, 8/24/11	MYR	38,185	12,778,588

Total Malaysia			$118,960,423

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Portfolio of Investments (unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Mexico — 6.9%

Mexico Treasury Bill, 0.00%, 5/5/11	MXN	114,806	$9,970,964
Mexico Treasury Bill, 0.00%, 5/19/11	MXN	406,020	35,203,190
Mexico Treasury Bill, 0.00%, 5/26/11	MXN	39,500	3,421,684
Mexico Treasury Bill, 0.00%, 6/2/11	MXN	39,000	3,375,661
Mexico Treasury Bill, 0.00%, 8/11/11	MXN	79,700	6,839,618

Total Mexico			$58,811,117

Philippines — 2.7%

Philippine Treasury Bill, 0.00%, 5/25/11	PHP	81,300	$1,897,164
Philippine Treasury Bill, 0.00%, 6/8/11	PHP	35,570	829,938
Philippine Treasury Bill, 0.00%, 8/24/11	PHP	45,610	1,061,781
Philippine Treasury Bill, 0.00%, 9/7/11	PHP	105,860	2,466,739
Philippine Treasury Bill, 0.00%, 9/21/11	PHP	221,400	5,150,786
Philippine Treasury Bill, 0.00%, 10/5/11	PHP	159,170	3,707,018
Philippine Treasury Bill, 0.00%, 10/19/11	PHP	292,670	6,798,791
Philippine Treasury Bill, 0.00%, 11/2/11	PHP	47,430	1,101,648

Total Philippines			$23,013,865

Romania — 4.0%

Romania Treasury Bill, 0.00%, 11/9/11	RON	6,480	$2,273,916
Romania Treasury Bill, 0.00%, 12/14/11	RON	5,400	1,884,941
Romania Treasury Bill, 0.00%, 12/28/11	RON	8,490	2,951,510
Romania Treasury Bill, 0.00%, 3/21/12	RON	38,710	13,209,182
Romania Treasury Bill, 0.00%, 4/11/12	RON	39,760	13,552,672

Total Romania			$33,872,221

Serbia — 1.9%

Serbia Treasury Bill, 0.00%, 2/14/12	RSD	250,000	$3,382,657
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	998,960	13,353,535

Total Serbia			$16,736,192

South Korea — 1.6%

Korea Monetary Stabilization Bond, 0.00%, 5/3/11	KRW	2,172,660	$2,027,209
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	531,050	494,873
Korea Monetary Stabilization Bond, 0.00%, 6/14/11	KRW	2,727,730	2,535,171
Korea Monetary Stabilization Bond, 0.00%, 7/5/11	KRW	2,402,740	2,228,690
Korea Monetary Stabilization Bond, 0.00%, 7/26/11	KRW	1,762,450	1,631,618
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	4,704,850	4,342,294

Total South Korea			$13,259,855

Thailand — 2.2%

Bank of Thailand, 0.00%, 6/2/11	THB	46,668	$1,559,989
Bank of Thailand, 0.00%, 7/14/11	THB	147,100	4,900,881
Bank of Thailand, 0.00%, 7/21/11	THB	56,730	1,889,024
Bank of Thailand, 0.00%, 8/4/11	THB	52,000	1,729,680
Bank of Thailand, 0.00%, 8/4/11	THB	91,668	3,049,083
Bank of Thailand, 0.00%, 8/11/11	THB	166,395	5,531,807

Total Thailand			$18,660,464

Turkey — 4.0%

Turkey Government Bond, 0.00%, 5/11/11	TRY	30,750	$20,170,616
Turkey Government Bond, 0.00%, 6/8/11	TRY	9,293	6,059,930
Turkey Government Bond, 0.00%, 11/16/11	TRY	8,000	5,043,524
Turkey Treasury Bill, 0.00%, 7/20/11	TRY	4,098	2,650,444

Total Turkey			$33,924,514

Total Foreign Government Securities
(identified cost $498,200,945)			$514,364,545

U.S. Treasury Obligations — 0.8%

		Principal
		Amount
Security		(000’s omitted)	Value

United States Treasury Bill, 0.00%, 6/23/11(5)		$5,000	$4,999,915
United States Treasury Bill, 0.00%, 7/28/11(5)		1,240	1,240,211
United States Treasury Bill, 0.00%, 10/6/11		441	440,336

Total U.S. Treasury Obligations
(identified cost $6,678,922)			$6,680,462

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Portfolio of Investments (unaudited) — continued

Repurchase Agreements — 3.7%

	Principal
	Amount
Description	(000’s omitted)		Value

Bank of America:
Dated 4/6/11, an interest rate of 0.40%, collateralized by $8,745,000 Turkey Government Bond 7.00%, due 9/26/2016 and a market value, including accrued interest, of $10,125,933.(6)		$10,002	$10,002,094
Dated 4/6/11 with a maturity date of 7/11/11, an interest rate of 0.60% and repurchase proceeds of EUR 4,036,448, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,989,640.	EUR	4,030	5,969,035
Dated 4/27/11 with a maturity date of 7/1/11, an interest rate of 0.75% and repurchase proceeds of EUR 10,502,926, collateralized by EUR 10,650,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $15,664,245.	EUR	10,490	15,537,635

Total Repurchase Agreements
(identified cost $31,296,426)			$31,508,764

Other Securities — 4.2%

	Interest
Description	(000’s omitted)		Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(7)		$35,791	$35,790,870

Total Other Securities
(identified cost $35,790,870)			$35,790,870

Total Short-Term Investments
(identified cost $571,967,163)			$588,344,641

Total Investments — 94.2%
(identified cost $774,940,201)			$802,840,617

Other Assets, Less Liabilities — 5.8%			$49,321,028

Net Assets — 100.0%			$852,161,645

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	- Brazilian Real
CLP	- Chilean Peso
COP	- Colombian Peso
EUR	- Euro
HKD	- Hong Kong Dollar
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
KRW	- South Korean Won
KZT	- Kazak Tenge
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
RON	- Romanian Leu
RSD	- Serbian Dinar
THB	- Thailand Baht
TRY	- New Turkish Lira
USD	- United States Dollar
ZAR	- South African Rand

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $1,049,152 or 0.1% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Non-income producing.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(6)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

Securities Sold Short
Foreign Government Bonds

		Principal
		Amount
Security		(000’s omitted)	Value

Belgium

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(10,650)	$(15,315,896)

Total Belgium			$(15,315,896)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Portfolio of Investments (unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Spain

Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,784,484)

Total Spain			$(5,784,484)

Total Foreign Government Bonds
(proceeds $19,133,535)			$(21,100,380)

Total Securities Sold Short
(proceeds $19,133,535)			$(21,100,380)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investments in —
Securities of unaffiliated issuers, at value (identified cost, $708,086,232)	$733,937,245
Affiliated investments, at value (identified cost, $35,790,870)	35,790,870
Precious metals, at value (identified cost, $31,063,099)	33,112,502

Total Investments, at value (identified cost, $774,940,201)	$802,840,617

Cash	$3,308,341
Cash collateral on deposit at broker*	1,430,000
Foreign currency, at value (identified cost, $65,915,894)	66,736,545
Interest and dividends receivable	3,446,014
Interest receivable from affiliated investment	7,761
Receivable for investments sold	15,833,633
Receivable for variation margin on open financial futures contracts	918,075
Receivable for open forward foreign currency exchange contracts	8,442,298
Receivable for closed forward foreign currency exchange contracts	783,800
Receivable for open swap contracts	1,823,004
Premium paid on open swap contracts	10,077,714

Total assets	$915,647,802

Liabilities

Payable for investments purchased	$20,245,816
Payable for variation margin on open financial futures contracts	335,569
Payable for open forward commodity contracts	1,541,277
Payable for open forward foreign currency exchange contracts	14,288,987
Payable for closed forward foreign currency exchange contracts	657,921
Payable for open swap contracts	2,649,665
Premium received on open swap contracts	669,996
Payable for securities sold short, at value (proceeds, $19,133,535)	21,100,380
Payable to affiliates:
Investment adviser fee	656,754
Trustees’ fees	1,215
Interest payable for securities sold short	510,968
Accrued expenses	827,609

Total liabilities	$63,486,157

Net Assets applicable to investors’ interest in Portfolio	$852,161,645

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$834,498,813
Net unrealized appreciation	17,662,832

Total	$852,161,645

*	Represents restricted cash on deposit at the broker as collateral for open financial contracts.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest (net of foreign taxes, $948,484)	$7,938,560
Interest allocated from affiliated investment	90,899
Expenses allocated from affiliated investment	(4,175)

Total investment income	$8,025,284

Expenses

Investment adviser fee	$2,670,849
Trustees’ fees and expenses	7,964
Custodian fee	206,461
Legal and accounting services	77,454
Interest expense on securities sold short	183,412
Miscellaneous	17,619

Total expenses	$3,163,759

Deduct —
Reduction of custodian fee	$382

Total expense reductions	$382

Net expenses	$3,163,377

Net investment income	$4,861,907

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (including $499,942 from precious metals)	$622,383
Investment transactions allocated from affiliated investment	1,154
Financial futures contracts	(177,597)
Swap contracts	(825,253)
Foreign currency and forward foreign currency exchange contract transactions	(5,773,309)

Net realized loss	$(6,152,622)

Change in unrealized appreciation (depreciation) —
Investments (including net increase of $1,951,153 from precious metals)	$25,026,155
Securities sold short	(1,966,845)
Financial futures contracts	(924,250)
Swap contracts	277,648
Forward commodity contracts	(1,541,277)
Foreign currency and forward foreign currency exchange contracts	(4,310,933)

Net change in unrealized appreciation (depreciation)	$16,560,498

Net realized and unrealized gain	$10,407,876

Net increase in net assets from operations	$15,269,783

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010(1)

From operations —
Net investment income	$4,861,907	$307,661
Net realized loss from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(6,152,622)	(712,605)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	16,560,498	1,102,334

Net increase in net assets from operations	$15,269,783	$697,390

Capital transactions —
Contributions	$667,319,469	$205,056,318
Withdrawals	(12,832,211)	(23,454,104)

Net increase in net assets from capital transactions	$654,487,258	$181,602,214

Net increase in net assets	$669,757,041	$182,299,604

Net Assets

At beginning of period	$182,404,604	$105,000

At end of period	$852,161,645	$182,404,604

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended
	April 30, 2011		Period Ended
Ratios/Supplemental Data	(Unaudited)		October 31, 2010(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	1.17	%(3)(4)	1.47	%(3)
Net investment income	1.79	%(3)	1.30	%(3)
Portfolio Turnover	70	%(5)	7	%(5)

Total Return	2.08	%(5)	0.63	%(5)

Net assets, end of period (000’s omitted)	$852,162		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Includes interest expense on securities sold short of 0.07%.
(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 79.0%, 10.4%, 8.3% and 2.1%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2011 were $36,488,588 or 4.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are valued based on interpolated rates derived from forward rates as provided by brokers for specific settlement periods. Interest rate swaps and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s initial period of operations from August 31, 2010 to October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio has purchased

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

M Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

O Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

P Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

Q Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee totaled $2,670,849 or 0.98% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and securities sold short, for the six months ended April 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$186,433,224	$33,896,799
U.S. Government and Agency Securities	5,508,375	54,183,112

	$191,941,599	$88,079,911

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$775,533,744

Gross unrealized appreciation	$28,805,394
Gross unrealized depreciation	(1,498,521)

Net unrealized appreciation	$27,306,873

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward commodity contracts, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Commodity Contracts(1)
Sales
				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

6/28/11	Gold 3,727 Troy Ounces	United States Dollar 5,325,856	Citigroup Global Markets	$(516,498)
10/27/11	Gold 3,113 Troy Ounces	United States Dollar 4,438,205	Citigroup Global Markets	(443,741)
4/26/12	Gold 4,661 Troy Ounces	United States Dollar 6,729,830	Citigroup Global Markets	(581,038)

				$(1,541,277)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/2/11	New Turkish Lira 1,641,000	United States Dollar 1,038,345	Credit Suisse	$(40,551)
5/2/11	New Turkish Lira 8,121,000	United States Dollar 5,352,623	Deutsche Bank	13,373
5/2/11	New Turkish Lira 1,430,000	United States Dollar 905,121	Standard Bank	(35,050)
5/2/11	Polish Zloty 20,852,000	Euro 5,287,689	Goldman Sachs, Inc.	(22,887)
5/3/11	South African Rand 207,508	United States Dollar 30,435	Standard Chartered Bank	(1,173)
5/4/11	Israeli Shekel 11,560,000	United States Dollar 3,158,901	Barclays Bank PLC	(260,789)
5/4/11	New Zealand Dollar 12,522,842	United States Dollar 9,523,360	Credit Suisse	(610,071)
5/4/11	New Zealand Dollar 8,422,757	United States Dollar 6,401,253	Goldman Sachs, Inc.	(414,406)
5/4/11	Serbian Dinar 108,077,000	Euro 1,087,294	Deutsche Bank	(5,727)
5/16/11	South African Rand 56,300,000	United States Dollar 8,291,483	Bank of America	(270,071)
5/19/11	Japanese Yen 951,712,500	United States Dollar 11,433,081	Goldman Sachs, Inc.	(300,442)
5/20/11	Colombian Peso 9,299,568,760	United States Dollar 4,979,689	Credit Suisse	(278,167)
5/20/11	Euro 216,912	United States Dollar 317,236	Deutsche Bank	(3,894)

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/20/11	Euro 3,975,361	United States Dollar 5,808,694	Goldman Sachs, Inc.	$(76,664)
5/20/11	Euro 83,184,071	United States Dollar 118,702,006	Goldman Sachs, Inc.	(4,448,593)
5/23/11	Euro 3,250,000	United States Dollar 4,640,545	Goldman Sachs, Inc.	(170,550)
5/23/11	Euro 9,070,000	United States Dollar 12,964,658	Standard Bank	(461,998)
5/26/11	Mexican Peso 39,500,000	United States Dollar 3,231,269	Citigroup Global Markets	(192,961)
5/27/11	South African Rand 23,955,858	United States Dollar 3,344,436	Bank of America	(293,006)
5/31/11	Euro 34,729,000	United States Dollar 50,733,860	Credit Suisse	(665,477)
6/1/11	Israeli Shekel 11,580,000	United States Dollar 3,162,638	Barclays Bank PLC	(258,079)
6/2/11	Mexican Peso 17,000,000	United States Dollar 1,395,479	Bank of America	(77,318)
6/2/11	Mexican Peso 22,000,000	United States Dollar 1,805,943	Barclays Bank PLC	(100,029)
6/2/11	Thai Baht 46,668,000	United States Dollar 1,503,479	Standard Chartered Bank	(57,181)
6/3/11	South African Rand 88,445,492	United States Dollar 13,332,553	Standard Bank	(83,987)
6/13/11	South African Rand 61,240,000	United States Dollar 9,133,414	Credit Suisse	(143,122)
6/13/11	South African Rand 76,230,000	United States Dollar 11,274,459	Standard Bank	(272,739)
6/15/11	South African Rand 30,861,362	United States Dollar 4,415,894	Bank of America	(257,600)
6/15/11	South African Rand 20,152,145	United States Dollar 2,873,091	Credit Suisse	(178,652)
6/22/11	South African Rand 21,285,115	United States Dollar 2,981,443	Bank of America	(238,652)
7/5/11	Brazilian Real 1,423,000	United States Dollar 830,464	Barclays Bank PLC	(69,059)
7/5/11	Brazilian Real 2,606,000	United States Dollar 1,526,208	Barclays Bank PLC	(121,126)
7/5/11	Brazilian Real 1,423,000	United States Dollar 830,464	Citigroup Global Markets	(69,059)
7/5/11	Brazilian Real 1,329,000	United States Dollar 775,832	Credit Suisse	(64,270)
7/5/11	Brazilian Real 2,016,000	United States Dollar 1,179,637	Credit Suisse	(94,739)
7/5/11	Brazilian Real 1,329,000	United States Dollar 775,379	Deutsche Bank	(64,723)
7/5/11	Brazilian Real 1,329,000	United States Dollar 776,739	Goldman Sachs, Inc.	(63,364)

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

7/5/11	Brazilian Real 886,000	United States Dollar 517,372	Standard Bank	$(42,696)
7/5/11	Brazilian Real 1,766,000	United States Dollar 1,033,655	Standard Bank	(82,688)
7/5/11	Brazilian Real 1,708,000	United States Dollar 999,707	Standard Chartered Bank	(79,973)
7/7/11	South African Rand 27,635,352	United States Dollar 4,046,349	Barclays Bank PLC	(125,465)
7/14/11	Thai Baht 147,100,000	United States Dollar 4,748,225	Standard Chartered Bank	(157,623)
7/21/11	Thai Baht 56,730,000	United States Dollar 1,830,000	Barclays Bank PLC	(61,068)
8/4/11	Thai Baht 45,000,000	United States Dollar 1,463,891	Barclays Bank PLC	(34,736)
8/4/11	Thai Baht 46,668,000	United States Dollar 1,499,133	Barclays Bank PLC	(55,043)
8/4/11	Thai Baht 52,000,000	United States Dollar 1,674,988	Barclays Bank PLC	(56,758)
8/11/11	Mexican Peso 79,700,000	United States Dollar 6,545,932	Barclays Bank PLC	(313,481)
8/11/11	Thai Baht 61,533,000	United States Dollar 1,996,204	Bank of America	(51,992)
8/11/11	Thai Baht 104,862,000	United States Dollar 3,404,058	Barclays Bank PLC	(86,394)
9/8/11	Euro 8,707,000	United States Dollar 11,056,497	Citigroup Global Markets	(1,790,653)
2/29/12	Israeli Shekel 11,854,000	United States Dollar 3,241,455	Deutsche Bank	(218,971)

				$(13,910,344)

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/2/11	Czech Koruna 4,227,629	Euro 102,000,000	Citigroup Global Markets	$13,323
5/2/11	Czech Koruna 102,000,000	Euro 4,206,706	Credit Suisse	17,667
5/2/11	New Turkish Lira 1,742,000	United States Dollar 1,078,962	Goldman Sachs, Inc.	66,337
5/2/11	New Turkish Lira 9,450,000	United States Dollar 5,817,175	HSBC Bank USA	395,843
5/2/11	Polish Zloty 13,800,000	Euro 3,486,609	Bank of America	34,135
5/2/11	Polish Zloty 7,052,000	Euro 1,773,419	HSBC Bank USA	29,721

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/3/11	Romanian Leu 46,349,000	Euro 11,388,660	Credit Suisse	$(27,912)
5/4/11	Czech Koruna 93,877,000	Euro 3,823,949	Deutsche Bank	87,078
5/4/11	Israeli Shekel 12,615,356	United States Dollar 3,768,027	Bank of America	(36,140)
5/4/11	Israeli Shekel 43,471,971	United States Dollar 12,598,015	Credit Suisse	261,907
5/4/11	Israeli Shekel 39,621,100	United States Dollar 11,608,708	Credit Suisse	112,046
5/4/11	Serbian Dinar 72,851,000	Euro 731,948	Credit Suisse	5,281
5/4/11	Serbian Dinar 35,226,000	Euro 355,029	Raiffeisen Zentral Bank	914
5/6/11	Polish Zloty 3,590,000	Euro 887,965	Credit Suisse	36,964
5/9/11	Czech Koruna 251,490,000	Euro 10,281,895	Citigroup Global Markets	178,624
5/11/11	Indonesian Rupiah 12,595,000,000	United States Dollar 1,399,444	Barclays Bank PLC	70,981
5/11/11	Indonesian Rupiah 11,320,000,000	United States Dollar 1,257,778	Credit Suisse	63,796
5/11/11	Indonesian Rupiah 5,165,000,000	United States Dollar 573,889	Standard Chartered Bank	29,108
5/11/11	New Turkish Lira 8,121,000	United States Dollar 5,344,873	Deutsche Bank	(13,834)
5/12/11	Malaysian Ringgit 48,200,000	United States Dollar 15,954,982	Deutsche Bank	320,997
5/13/11	Polish Zloty 36,726,000	Euro 9,232,510	Standard Bank	151,737
5/16/11	Czech Koruna 52,350,000	Euro 2,144,876	Bank of America	30,754
5/16/11	Hong Kong Dollar 88,678,315	United States Dollar 11,408,212	Deutsche Bank	10,717
5/16/11	Indian Rupee 187,200,000	United States Dollar 4,103,463	Goldman Sachs, Inc.	119,979
5/16/11	Indonesian Rupiah 8,000,000,000	United States Dollar 885,445	Deutsche Bank	48,423
5/16/11	Mexican Peso 39,966,000	United States Dollar 3,366,238	Standard Bank	101,492
5/16/11	Taiwan Dollar 237,110,000	United States Dollar 8,097,190	Citigroup Global Markets	182,786
5/18/11	Indonesian Rupiah 15,615,000,000	United States Dollar 1,735,964	Bank of America	86,748
5/18/11	Swedish Krona 171,365,400	Euro 18,968,100	Goldman Sachs, Inc.	254,865
5/19/11	Indonesian Rupiah 3,488,000,000	United States Dollar 401,566	Credit Suisse	5,573

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/20/11	Indonesian Rupiah 26,968,000,000	United States Dollar 3,099,058	Barclays Bank PLC	$48,729
5/20/11	Indonesian Rupiah 23,269,000,000	United States Dollar 2,674,598	Deutsche Bank	41,430
5/20/11	Indonesian Rupiah 28,609,000,000	United States Dollar 3,288,391	Standard Chartered Bank	50,938
5/23/11	Indian Rupee 58,800,000	United States Dollar 1,308,120	Bank of America	16,719
5/23/11	Indian Rupee 69,540,000	United States Dollar 1,551,539	Citigroup Global Markets	15,286
5/23/11	Indonesian Rupiah 1,904,530,000	United States Dollar 213,130	Citigroup Global Markets	9,157
5/23/11	Indonesian Rupiah 15,280,000,000	United States Dollar 1,751,892	Credit Suisse	31,515
5/23/11	Indonesian Rupiah 2,055,470,000	United States Dollar 230,021	Goldman Sachs, Inc.	9,883
5/23/11	Singapore Dollar 8,352,000	United States Dollar 6,552,130	Deutsche Bank	271,057
5/23/11	South Korean Won 1,300,000,000	United States Dollar 1,197,318	Deutsche Bank	17,703
5/24/11	Indonesian Rupiah 10,780,000,000	United States Dollar 1,249,131	Bank of America	9,030
5/24/11	Indonesian Rupiah 13,840,700,000	United States Dollar 1,542,827	Citigroup Global Markets	72,555
5/24/11	Indonesian Rupiah 10,780,000,000	United States Dollar 1,248,408	Deutsche Bank	9,753
5/25/11	Indian Rupee 59,600,000	United States Dollar 1,335,724	Standard Chartered Bank	6,633
5/25/11	Indonesian Rupiah 10,600,000,000	United States Dollar 1,183,036	Standard Chartered Bank	54,089
5/25/11	Mexican Peso 18,752,000	United States Dollar 1,597,410	Credit Suisse	28,334
5/25/11	South Korean Won 6,820,000,000	United States Dollar 6,302,560	Bank of America	72,646
5/26/11	Mexican Peso 39,500,000	United States Dollar 3,246,486	Standard Chartered Bank	177,743
5/26/11	Yuan Renminbi 10,536,000	United States Dollar 1,600,000	Bank of America	29,036
5/26/11	Yuan Renminbi 10,540,800	United States Dollar 1,600,000	Barclays Bank PLC	29,778
5/26/11	Yuan Renminbi 10,537,600	United States Dollar 1,600,000	Citigroup Global Markets	29,283
5/27/11	Chilean Peso 2,602,256,250	United States Dollar 5,426,907	Bank of America	208,724
5/31/11	Norwegian Krone 73,700,000	Euro 9,327,756	Credit Suisse	219,548
5/31/11	Norwegian Krone 38,800,000	Euro 4,983,079	Goldman Sachs, Inc.	8,427

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/31/11	Norwegian Krone 6,096,530	Euro 782,539	HSBC Bank USA	$1,971
5/31/11	Norwegian Krone 10,001,800	Euro 1,276,766	Standard Chartered Bank	13,663
5/31/11	Polish Zloty 53,616,000	Euro 13,611,231	Standard Bank	1,058
5/31/11	Swedish Krona 35,600,000	Euro 3,967,316	Citigroup Global Markets	11,312
5/31/11	Swedish Krona 100,098,500	Euro 11,324,128	Credit Suisse	(218,321)
5/31/11	Swedish Krona 7,131,940	Euro 798,238	HSBC Bank USA	(2,832)
5/31/11	Indian Rupee 62,000,000	United States Dollar 1,373,200	Bank of America	21,630
5/31/11	Indian Rupee 89,700,000	United States Dollar 1,978,822	Citigroup Global Markets	39,183
5/31/11	Indian Rupee 32,000,000	United States Dollar 706,402	Credit Suisse	13,511
5/31/11	Indian Rupee 82,400,000	United States Dollar 1,824,624	Standard Chartered Bank	29,151
5/31/11	Indian Rupee 100,000,000	United States Dollar 2,229,903	Standard Chartered Bank	19,824
5/31/11	South Korean Won 514,000,000	United States Dollar 459,503	Barclays Bank PLC	21,205
5/31/11	South Korean Won 491,000,000	United States Dollar 438,942	Citigroup Global Markets	20,256
6/1/11	Israeli Shekel 11,756,550	United States Dollar 3,428,865	Goldman Sachs, Inc.	44,005
6/2/11	Polish Zloty 20,852,000	Euro 5,276,983	Goldman Sachs, Inc.	23,966
6/2/11	Mexican Peso 39,000,000	United States Dollar 3,203,864	HSBC Bank USA	174,904
6/3/11	Yuan Renminbi 18,050,000	United States Dollar 2,728,235	Bank of America	66,099
6/3/11	Yuan Renminbi 18,050,000	United States Dollar 2,726,998	Deutsche Bank	67,336
6/6/11	Indian Rupee 227,200,000	United States Dollar 5,017,668	Deutsche Bank	88,183
6/6/11	Indonesian Rupiah 10,020,000,000	United States Dollar 1,124,579	Bank of America	44,418
6/6/11	Indonesian Rupiah 26,220,000,000	United States Dollar 3,016,567	Bank of America	42,424
6/6/11	Indonesian Rupiah 26,220,000,000	United States Dollar 3,017,608	Deutsche Bank	41,383
6/7/11	Swedish Krona 189,063,550	Euro 20,992,133	Credit Suisse	168,932
6/7/11	Swedish Krona 12,437,000	Euro 1,367,379	Credit Suisse	31,130

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/7/11	Indonesian Rupiah 14,690,000,000	United States Dollar 1,653,907	Barclays Bank PLC	$59,825
6/7/11	Indonesian Rupiah 6,760,000,000	United States Dollar 761,261	Credit Suisse	27,359
6/7/11	Indonesian Rupiah 15,390,000,000	United States Dollar 1,733,108	Deutsche Bank	62,285
6/7/11	Singapore Dollar 9,910,000	United States Dollar 7,814,841	Bank of America	281,110
6/7/11	Singapore Dollar 9,910,000	United States Dollar 7,816,999	Citigroup Global Markets	278,953
6/9/11	Indonesian Rupiah 15,810,000,000	United States Dollar 1,785,230	Barclays Bank PLC	58,952
6/9/11	Indonesian Rupiah 15,810,000,000	United States Dollar 1,785,432	Standard Chartered Bank	58,750
6/9/11	South Korean Won 3,057,000,000	United States Dollar 2,775,558	Bank of America	83,021
6/9/11	South Korean Won 4,510,000,000	United States Dollar 4,194,178	Bank of America	23,090
6/9/11	South Korean Won 3,100,000,000	United States Dollar 2,845,029	Barclays Bank PLC	53,759
6/9/11	South Korean Won 1,637,000,000	United States Dollar 1,486,020	Credit Suisse	44,727
6/9/11	South Korean Won 4,860,000,000	United States Dollar 4,523,876	Credit Suisse	20,675
6/9/11	South Korean Won 3,057,000,000	United States Dollar 2,774,803	Deutsche Bank	83,776
6/10/11	South Korean Won 3,020,000,000	United States Dollar 2,760,512	Barclays Bank PLC	63,287
6/10/11	South Korean Won 3,072,000,000	United States Dollar 2,808,172	Citigroup Global Markets	64,248
6/10/11	South Korean Won 3,100,000,000	United States Dollar 2,833,379	Goldman Sachs, Inc.	65,223
6/13/11	Indian Rupee 8,890,000	United States Dollar 199,060	Bank of America	485
6/13/11	Indian Rupee 9,990,000	United States Dollar 223,690	Barclays Bank PLC	544
6/13/11	Indian Rupee 10,860,000	United States Dollar 243,225	Credit Suisse	537
6/13/11	Indian Rupee 10,860,000	United States Dollar 243,225	Goldman Sachs, Inc.	537
6/13/11	South Korean Won 3,230,000,000	United States Dollar 2,957,605	Deutsche Bank	61,969
6/14/11	South Korean Won 1,358,500,000	United States Dollar 1,239,734	Barclays Bank PLC	30,182
6/14/11	South Korean Won 5,366,000,000	United States Dollar 4,901,800	Credit Suisse	114,296
6/14/11	South Korean Won 1,231,500,000	United States Dollar 1,123,939	Goldman Sachs, Inc.	27,258

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/17/11	Indonesian Rupiah 17,130,000,000	United States Dollar 1,939,977	Bank of America	$57,275
6/20/11	Indian Rupee 200,900,000	United States Dollar 4,470,405	Deutsche Bank	33,559
6/20/11	South Korean Won 2,693,000,000	United States Dollar 2,462,847	Citigroup Global Markets	53,579
6/27/11	Norwegian Krone 97,771,300	Euro 12,536,872	Standard Bank	33,400
6/30/11	Czech Koruna 356,980,000	Euro 14,803,235	Deutsche Bank	(36,439)
6/30/11	Hungarian Forint 3,062,255,060	Euro 11,497,109	Standard Bank	45,231
6/30/11	Indian Rupee 51,950,000	United States Dollar 1,157,789	Citigroup Global Markets	4,879
6/30/11	Indian Rupee 49,110,000	United States Dollar 1,094,495	Deutsche Bank	4,612
6/30/11	Indian Rupee 51,480,000	United States Dollar 1,147,314	HSBC Bank USA	4,835
6/30/11	Indonesian Rupiah 17,500,000,000	United States Dollar 1,992,939	Bank of America	45,956
6/30/11	Indonesian Rupiah 21,320,000,000	United States Dollar 2,426,864	Citigroup Global Markets	57,093
7/5/11	Serbian Dinar 108,077,000	Euro 1,067,783	Deutsche Bank	10,314
7/6/11	Indian Rupee 329,390,000	United States Dollar 7,258,484	Citigroup Global Markets	105,875
7/11/11	Indian Rupee 177,600,000	United States Dollar 3,962,517	Goldman Sachs, Inc.	4,823
7/29/11	Serbian Dinar 277,165,000	Euro 2,701,857	Citigroup Global Markets	53,659
7/29/11	Serbian Dinar 177,052,000	Euro 1,726,735	Standard Bank	33,097
8/2/11	Czech Koruna 212,000,000	Euro 8,801,026	Citigroup Global Markets	(29,792)
8/4/11	Serbian Dinar 85,106,000	Euro 836,396	Barclays Bank PLC	4,489
8/11/11	Mexican Peso 79,700,000	United States Dollar 6,536,805	Deutsche Bank	322,608
9/2/11	Yuan Renminbi 32,173,000	United States Dollar 4,793,355	Bank of America	231,210
10/12/11	Yuan Renminbi 6,300,000	United States Dollar 962,861	Bank of America	23,879
11/28/11	Yuan Renminbi 8,720,000	United States Dollar 1,346,926	Bank of America	23,127
11/28/11	Yuan Renminbi 10,390,400	United States Dollar 1,600,000	Barclays Bank PLC	32,500
11/28/11	Yuan Renminbi 20,784,000	United States Dollar 3,200,000	Standard Chartered Bank	65,502

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

12/9/11	Yuan Renminbi 15,060,000	United States Dollar 2,316,210	Barclays Bank PLC	$51,560
12/13/11	Yuan Renminbi 5,400,000	United States Dollar 829,238	Barclays Bank PLC	19,972
12/16/11	Yuan Renminbi 29,200,000	United States Dollar 4,467,564	Barclays Bank PLC	125,311
12/16/11	Yuan Renminbi 10,220,000	United States Dollar 1,573,276	Barclays Bank PLC	34,230
12/30/11	Yuan Renminbi 13,090,000	United States Dollar 2,035,770	Bank of America	24,935
12/30/11	Yuan Renminbi 8,200,000	United States Dollar 1,268,368	Bank of America	22,524
1/17/12	Yuan Renminbi 19,230,000	United States Dollar 2,985,330	Bank of America	45,331
1/30/12	Yuan Renminbi 7,180,000	United States Dollar 1,111,834	Bank of America	20,647
1/30/12	Yuan Renminbi 24,719,200	United States Dollar 3,832,256	Barclays Bank PLC	66,632
10/22/12	Yuan Renminbi 3,300,000	United States Dollar 524,642	Citigroup Global Markets	3,621
10/29/12	Yuan Renminbi 1,970,000	United States Dollar 312,203	Citigroup Global Markets	3,277
11/5/12	Yuan Renminbi 4,480,000	United States Dollar 709,422	Bank of America	8,292
11/13/12	Yuan Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	6,462
11/19/12	Yuan Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	8,445

				$8,063,655

At April 30, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $783,800 and a payable of $657,921.

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
					Net Unrealized
					Appreciation
Expiration Date	Contracts	Position	Aggregate Cost	Value	(Depreciation)

6/11	102 Gold	Short	$(14,892,325)	$(15,875,280)	$(982,955)
6/11	43 Euro-Bund	Short	(7,800,048)	(7,828,708)	(28,660)
6/11	28 Euro-Buxl	Short	(4,310,621)	(4,300,668)	9,953
6/11	30 Japan 10-Year Bond	Short	(51,363,373)	(51,796,832)	(433,459)
6/11	10 U.S. 10-Year Treasury Note	Short	(1,185,312)	(1,211,406)	(26,094)
6/11	19 U.S. Ultra-Long Treasury Bond	Short	(2,270,317)	(2,391,625)	(121,308)
7/11	175 Platinum	Long	15,698,667	16,323,125	624,458

					$(958,065)

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
	Notional	Portfolio				Net
	Amount	Pays/Receives	Floating	Annual	Termination	Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Appreciation

Bank of America	ZAR 10,073	Receive	3-Month ZAR JIBAR	6.86%	11/17/15	$40,035
Bank of America	ZAR 20,153	Receive	3-Month ZAR JIBAR	7.18	12/15/15	47,344
Bank of America	ZAR 5,063	Receive	3-Month ZAR JIBAR	7.26	11/16/20	41,935
Bank of America	ZAR 10,070	Receive	3-Month ZAR JIBAR	7.42	11/17/20	66,589
Bank of America	ZAR 7,680	Receive	3-Month ZAR JIBAR	7.31	11/19/20	59,555
Citigroup Global Markets	ZAR 5,016	Receive	3-Month ZAR JIBAR	7.29	11/19/20	39,950
Citigroup Global Markets	ZAR 27,635	Receive	3-Month ZAR JIBAR	7.69	1/7/21	119,750
Deutsche Bank	ZAR 3,910	Receive	3-Month ZAR JIBAR	6.71	11/19/15	19,120
Deutsche Bank	ZAR 6,983	Receive	3-Month ZAR JIBAR	7.26	11/16/20	57,842
Deutsche Bank	ZAR 4,655	Receive	3-Month ZAR JIBAR	7.27	11/19/20	38,050

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
	Notional	Portfolio				Net
	Amount	Pays/Receives	Floating	Annual	Termination	Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Appreciation

Deutsche Bank	ZAR 4,800	Receive	3-Month ZAR JIBAR	7.77%	11/26/20	$14,450
Standard Bank	ZAR 16,000	Receive	3-Month ZAR JIBAR	7.87	11/30/20	32,951

						$577,571

ZAR - South African Rand

Credit Default Swaps — Sell Protection
						Current		Upfront	Net
		Notional	Contract			Market		Payments	Unrealized
		Amount*	Annual		Termination	Annual	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	(Paid)	(Depreciation)

Argentina	Bank of America	$19,517	5.00	%(1)	6/20/13	4.38%	$360,020	$(117,324)	$242,696
Argentina	Bank of America	6,951	5.00	(1)	6/20/13	4.38	128,227	(95,312)	32,915
Argentina	Bank of America	3,476	5.00	(1)	6/20/13	4.38	64,114	(49,072)	15,042
Argentina	Bank of America	3,468	5.00	(1)	6/20/13	4.38	63,977	(66,725)	(2,748)
Argentina	Bank of America	3,370	5.00	(1)	6/20/13	4.38	62,161	(62,756)	(595)
Argentina	Citigroup Global Markets	1,403	5.00	(1)	6/20/16	5.79	(38,891)	36,403	(2,488)
Argentina	Credit Suisse	3,253	5.00	(1)	6/20/13	4.38	60,006	(19,555)	40,451
Argentina	Credit Suisse	3,552	5.00	(1)	6/20/13	4.38	65,522	(35,700)	29,822
Argentina	Credit Suisse	3,688	5.00	(1)	6/20/13	4.38	68,030	(52,209)	15,821
Argentina	Credit Suisse	3,464	5.00	(1)	6/20/13	4.38	63,898	(49,038)	14,860
Argentina	Credit Suisse	3,249	5.00	(1)	6/20/16	5.79	(90,061)	73,820	(16,241)
Argentina	Credit Suisse	3,164	5.00	(1)	6/20/16	5.79	(87,704)	78,260	(9,444)
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	4.38	63,979	(66,727)	(2,748)
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	4.38	59,387	(45,551)	13,836
Argentina	Deutsche Bank	3,464	5.00	(1)	6/20/13	4.38	63,898	(49,038)	14,860
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.10	(3,133)	6,662	3,529
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.10	(11,229)	25,028	13,799
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.10	(8,026)	20,031	12,005
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.10	(13,482)	33,366	19,884
South Africa	Citigroup Global Markets	4,800	1.00	(1)	9/20/15	1.06	(6,356)	117,940	111,584
South Africa	Credit Suisse	890	1.00	(1)	12/20/15	1.10	(3,133)	7,830	4,697
South Africa	Credit Suisse	4,785	1.00	(1)	12/20/15	1.10	(16,843)	45,824	28,981
South Africa	Credit Suisse	2,000	1.00	(1)	12/20/15	1.10	(7,041)	16,495	9,454
South Africa	Credit Suisse	9,000	1.00	(1)	3/20/16	1.15	(51,112)	138,075	86,963
South Africa	Credit Suisse	8,100	1.00	(1)	3/20/16	1.15	(46,000)	70,262	24,262

							$740,208	$(39,011)	$701,197

Credit Default Swaps — Buy Protection
							Upfront	Net
		Notional	Contract				Payments	Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Brazil	Bank of America	$280	1.00	%(1)	12/20/20	$10,239	$(9,414)	$825
Brazil	Bank of America	533	1.00	(1)	12/20/20	19,490	(18,732)	758
Brazil	Bank of America	1,217	1.00	(1)	12/20/20	44,502	(43,727)	775

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
							Upfront	Net
		Notional	Contract				Payments	Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Brazil	Bank of America	$4,600	1.00	%(1)	12/20/20	$168,209	$(141,369)	$26,840
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	52,289	(52,579)	(290)
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	1,398,849	(1,593,984)	(195,135)
Brazil	Citigroup Global Markets	2,400	1.00	(1)	9/20/20	83,556	(108,619)	(25,063)
Brazil	Citigroup Global Markets	270	1.00	(1)	12/20/20	9,873	(9,184)	689
Brazil	HSBC Bank USA	1,000	1.00	(1)	6/20/21	39,967	(43,981)	(4,014)
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	83,556	(91,879)	(8,323)
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	10,238	(9,524)	714
Egypt	Citigroup Global Markets	1,300	1.00	(1)	12/20/15	125,540	(81,190)	44,350
Egypt	Credit Suisse	2,130	1.00	(1)	12/20/15	205,694	(124,625)	81,069
Egypt	Credit Suisse	2,155	1.00	(1)	12/20/15	208,106	(134,598)	73,508
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	444,218	(215,543)	228,675
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	11,292	(24,303)	(13,011)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	7,905	(18,146)	(10,241)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	13,551	(44,279)	(30,728)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	18,226	(31,929)	(13,703)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	21,698	(48,042)	(26,344)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	8,679	(19,568)	(10,889)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	13,887	(17,318)	(3,431)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	13,887	(25,863)	(11,976)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	12,151	(19,536)	(7,385)
Philippines	Citigroup Global Markets	6,600	1.00	(1)	9/20/15	16,877	(160,045)	(143,168)
Philippines	Citigroup Global Markets	2,000	1.00	(1)	3/20/16	17,359	(31,409)	(14,050)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	5,647	(13,878)	(8,231)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	7,340	(16,878)	(9,538)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	12,986	(31,803)	(18,817)
Philippines	Goldman Sachs, Inc.	2,000	1.00	(1)	3/20/16	17,358	(32,311)	(14,953)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	5,646	(11,607)	(5,961)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	22,566	(44,378)	(21,812)
Russia	Bank of America	1,980	1.00	(1)	12/20/20	94,836	(126,373)	(31,537)
Russia	Barclays Bank PLC	990	1.00	(1)	12/20/20	47,419	(62,446)	(15,027)
South Africa	Bank of America	890	1.00	(1)	12/20/20	35,711	(33,055)	2,656
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	127,999	(129,957)	(1,958)
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	91,483	(84,367)	7,116
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	153,679	(150,212)	3,467
South Africa	Citigroup Global Markets	4,800	1.00	(1)	9/20/20	184,632	(295,573)	(110,941)
South Africa	Credit Suisse	890	1.00	(1)	12/20/20	35,712	(35,145)	567
South Africa	Credit Suisse	4,785	1.00	(1)	12/20/20	191,998	(198,562)	(6,564)
South Africa	Credit Suisse	2,000	1.00	(1)	12/20/20	80,249	(82,037)	(1,788)
South Africa	Credit Suisse	9,000	1.00	(1)	3/20/21	375,598	(461,303)	(85,705)
South Africa	Credit Suisse	8,100	1.00	(1)	3/20/21	338,038	(354,228)	(16,190)
Spain	Bank of America	2,400	1.00	(1)	9/20/20	233,177	(251,051)	(17,874)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	235,217	(221,874)	13,343
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	108,767	(107,953)	814
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	385,632	(389,946)	(4,314)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	316,416	(458,897)	(142,481)
Spain	Credit Suisse	2,200	1.00	(1)	3/20/21	221,198	(337,633)	(116,435)
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	346,080	(401,344)	(55,264)
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	3,852	(4,540)	(688)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	5,393	(9,445)	(4,052)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	11,556	(2,730)	8,826
Thailand	Goldman Sachs, Inc.	4,100	1.00	(1)	3/20/16	15,793	(33,425)	(17,632)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	420	(37,839)	(37,419)

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
							Upfront	Net
		Notional	Contract				Payments	Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR 5,550	1.00	%(1)	6/20/16	$103,676	$(165,266)	$(61,590)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 4,729	1.00	(1)	6/20/16	388,121	(373,141)	14,980
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 12,565	1.00	(1)	6/20/16	1,031,419	(1,290,124)	(258,705)

						$8,295,452	$(9,368,707)	$(1,073,255)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $108,471,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
EUR - Euro

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency				Net
	Received)	Delivered)			Termination	Unrealized
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	Depreciation

Citigroup Global Markets	TRY 10,951	$7,200	3-Month USD-LIBOR-BBA	8.23%	9/3/20	$(316,991)
Citigroup Global Markets	TRY 5,133	3,216	3-Month USD-LIBOR-BBA	8.23	2/25/21	(150,997)
Deutsche Bank	TRY 18,836	11,832	3-Month USD-LIBOR-BBA	8.20	2/24/21	(564,186)

						$(1,032,174)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, options on futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $10,899,355. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,965,766 at April 30, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $11,668,249, with the highest amount from any one counterparty being $2,815,439. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $8,238,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2011 was as follows:

	Fair Value
			Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity	Exchange	Rate	Commodity

Securities of unaffiliated issues, at value	$—	$619,147	$—	$—	$5,280
Net unrealized appreciation*	—	—	—	9,953	624,458
Receivable for open and closed forward foreign currency exchange contracts	—	—	9,226,098	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	9,418,671	—	—	577,571	—

Total Asset Derivatives	$9,418,671	$619,147	$9,226,098	$587,524	$629,738

Net unrealized appreciation*	$—	$—	$—	$(609,521)	$(982,955)
Payable for open forward commodity contracts	—	—	—	—	(1,541,277)
Payable for open and closed forward foreign currency exchange contracts	—	—	(14,946,908)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(383,011)	—	—	(1,032,174)	—

Total Liability Derivatives	$(383,011)	$—	$(14,946,908)	$(1,641,695)	$(2,524,232)

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2011 was as follows:

			Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Equity	Exchange	Rate	Commodity

Net realized gain (loss) —
Financial futures contracts	$—	$—	$—	$(177,597)	$499,942
Swap contracts	(762,682)	—	116,679	(179,250)	—
Foreign currency and forward foreign currency exchange contract transactions	—	—	(5,587,828)	—	—

Total	$(762,682)	$—	$(5,471,149)	$(356,847)	$499,942

Change in unrealized appreciation (depreciation) —
Investments	$—	$(1,233,673)	$—	$—	$(36,420)
Financial futures contracts	—	—	—	(565,753)	(358,497)
Swap contracts	154,970	—	—	122,678	—
Forward commodity contracts	—	—	—	—	(1,541,277)
Foreign currency and forward foreign currency exchange contracts	—	—	(5,214,826)	—	—

Total	$154,970	$(1,233,673)	$(5,214,826)	$(443,075)	$(1,936,194)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, were approximately $29,355,000, $3,102,000, $590,240,000 and $192,685,000, respectively.

The average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, were approximately 121,127,000 contracts and 6 contracts, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

7 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Global Macro Absolute Return Advantage Portfolio

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$180,759,047	$—	$180,759,047
Precious Metals	33,112,502	—	—	33,112,502
Put Options Purchased	5,280	619,147	—	624,427
Short-Term Investments —
Foreign Government Securities	—	514,364,545	—	514,364,545
U.S. Treasury Obligations	—	6,680,462	—	6,680,462
Repurchase Agreements	—	31,508,764	—	31,508,764
Other Securities	—	35,790,870	—	35,790,870

Total Investments	$33,117,782	$769,722,835	$—	$802,840,617

Forward Foreign Currency Exchange Contracts	$—	$9,226,098	$—	$9,226,098
Swaps Contracts	—	9,996,242	—	9,996,242
Futures Contracts	634,411	—	—	634,411

Total	$33,752,193	$788,945,175	$—	$822,697,368

Liability Description

Securities Sold Short	$—	$(21,100,380)	$—	$(21,100,380)
Forward Commodity Contracts	—	(1,541,277)	—	(1,541,277)
Forward Foreign Currency Exchange Contracts	—	(14,946,908)	—	(14,946,908)
Swaps Contracts	—	(1,415,185)	—	(1,415,185)
Futures Contracts	(1,592,476)	—	—	(1,592,476)

Total	$(1,592,476)	$(39,003,750)	$—	$(40,596,226)

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 9, 2010, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”), a series of Eaton Vance Mutual Funds Trust, with Eaton Vance Management (“EVM”) and the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”) with Boston Management and Research (“BMR”). EVM and BMR are sometimes each referred to as an “Adviser” herein; EVM with respect to the Fund and BMR with respect to the Portfolio. EVM and BMR are affiliates. The Board reviewed information furnished with respect to the Fund and the Portfolio for the June 7, 2010 and August 9, 2010 meetings as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the Portfolio and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund and the Portfolio, and concerning fees charged by other advisers for managing funds similar to the Fund and the Portfolio;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund and the Portfolio, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund and the Portfolio, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Fund’s and the Portfolio’s brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Fund and Portfolio assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund and the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser or the administrator; and
•	The terms of the investment advisory and administrative agreement of the Fund and the investment advisory agreement of the Portfolio.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the investment advisory and administrative agreement of the Fund with EVM and the investment advisory agreement of the Portfolio with BMR, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio.

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund and the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and to the Portfolio by BMR.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to the Fund and the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement of the Fund and the investment advisory agreement of the Portfolio.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be payable by the Fund and the Portfolio (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period. The Board noted that the Portfolio has established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory contract that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided to the Fund and the Portfolio by the Adviser, the Board concluded with respect to the Fund and the Portfolio that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and the Portfolio to share such benefits equitably.

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Global Macro Absolute Return Advantage Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836-6/11	GMARADVSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Absolute Return Advantage Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: June 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: June 20, 2011

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: June 20, 2011